Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment gain
Plan interest in Master Trust investment gain	$ 2,392,957
Interest income on notes receivable from participants	5,927
Contributions to the Plan
By participants	664,661
By employer	216,252
Total contributions	880,913
Transfers in	839
Total additions	3,280,636
Deductions from net assets attributed to
Participant withdrawals	(2,118,968)
Administrative expenses	(38)
Transfers out	(68)
Total deductions	(2,119,074)
Net increase	1,161,562
Net assets available for benefits
Beginning of year	14,970,917
End of year	$ 16,132,479